Retirement, Postretirement And Other Benefit Plans (Schedule Of Defined Benefit Plans With Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Retirement, Postretirement And Other Benefit Plans [Abstract]
Projected benefit obligation	$ 421.4	$ 458.8
Accumulated benefit obligation	418.8	455.6
Fair value of plan assets	$ 325.9	$ 319.0